Pay vs Performance Disclosure		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 28, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Disclosure
The following table sets forth information regarding the Company’s performance, compensation per the Summary Compensation Table (SCT), and the compensation actually paid (CAP) to our named executive officers, as calculated in accordance with the SEC’s Pay-Versus-Performance (“PvP”) disclosure rule (Item 402(v) of Regulation S-K).
Pay Versus Performance Table
Year (a)	Summary Compensation Table Total for PEO (Cawley)	Summary Compensation Table Total for PEO (McAvoy)	Compensation Actually Paid to PEO1 (Cawley)	Compensation Actually Paid to PEO 1 (McAvoy)	Average Summary Compensation Table Total for Non-PEO NEOs[2]	Average Compensation Actually Paid to Non-PEO NEOs[1,2]	Value of Initial Fixed $100 Investment Based On:[3]		Net Income[4] ($000s)	Adjusted EPS[5] ($)
							Con Ed TSR	S&P 500 Utilities TSR
	(b)	(b)	(c)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	$16,176,871	N/A	$12,099,258	N/A	$3,975,767	$3,097,370	$116.72	$111.59	$2,519,000	$5.07
2022	$9,592,297	N/A	$15,950,905	N/A	$2,944,374	$4,757,406	$118.04	$120.09	$1,660,000	$4.57
2021	$10,342,198	N/A	$11,580,540	N/A	$2,915,228	$3,326,277	$102.07	$118.24	$1,346,000	$4.39
2020	$7,463,464	$15,756,548	$1,696,155	$657,256	$2,499,992	$1,634,554	$83.01	$100.48	$1,101,000	$4.18
Footnotes:
(1)
In determining the CAP to our NEOs, the Company is required to make various adjustments to amounts that have been previously reported in the SCT in previous years, as the PvP rule’s valuation methods for this section differ from those required in the SCT. The tables below show the amounts that were deducted and added to SCT total compensation to calculate CAP. The large difference in SCT and CAP values for Mr. McAvoy in 2020 were partially driven by his retirement in December 2020, which caused prorated portions of his outstanding stock awards to be forfeited and reduced their CAP value for 2020 significantly, in addition to the large pension value differences between SCT and CAP amounts.

PEO SCT Total to CAP Reconciliation (Cawley):
PEO: Mr. Cawley	2023	2022	2021	2020
Total Compensation as reported in SCT	$16,176,871	$9,592,297	$10,342,198	$7,463,464
Subtract pension values reported in SCT	$(5,828,405)	$—	$(1,500,611)	$(4,696,808)
Subtract fair value of equity awards granted during fiscal year	$(6,661,780)	$(6,076,950)	$(5,551,295)	$(1,483,852)
Add pension value attributable to fiscal year’s service and any change in pension value attributable to plan amendments made in the fiscal year	$215,044	$164,521	$246,088	$98,552
Add fair value of equity compensation granted in fiscal year – value at year-end	$7,472,792	$8,196,063	$8,004,570	$1,081,350
Add dividends paid on unvested shares/share units and stock options	$—	$—	$—	$—
Add/subtract change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	$1,292,556	$4,122,354	$(20,396)	$(958,666)
Add/subtract change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	$(567,820)	$(47,380)	$59,986	$192,115
Subtract fair value of forfeited awards determined at end of prior fiscal year for awards made in prior fiscal years that were forfeited during current fiscal year	$—	$—	$—	$—
Compensation Actually Paid to PEO	$12,099,258	$15,950,905	$11,580,540	$1,696,155
PEO SCT Total to CAP Reconciliation (McAvoy):
PEO: Mr. McAvoy	2023	2022	2021	2020
Total Compensation as reported in SCT	N/A	N/A	N/A	$15,756,548
Subtract pension values reported in SCT	N/A	N/A	N/A	$(6,390,264)
Subtract fair value of equity awards granted during fiscal year	N/A	N/A	N/A	$(6,308,838)
Add pension value attributable to fiscal year’s service and any change in pension value attributable to plan amendments made in the fiscal year	N/A	N/A	N/A	$260,514
Add fair value of equity compensation granted in fiscal year – value at year-end	N/A	N/A	N/A	$1,532,925
Add dividends paid on unvested shares/share units and stock options	N/A	N/A	N/A	$—
Add/subtract change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	N/A	N/A	N/A	$(5,490,290)
Add/subtract change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	N/A	N/A	N/A	$1,296,661
Subtract fair value of forfeited awards determined at end of prior fiscal year for awards made in prior fiscal years that were forfeited during current fiscal year	N/A	N/A	N/A	$—
Compensation Actually Paid to PEO	N/A	N/A	N/A	$657,256
Average Non-PEO NEOs SCT Total to CAP Reconciliation:
Non-PEO NEOs: Average	2023	2022	2021	2020
Total Compensation as reported in SCT	$3,975,767	$2,944,374	$2,915,228	$2,499,992
Subtract pension values reported in SCT	$(627,419)	$—	$(239,098)	$(317,837)
Subtract fair value of equity awards granted during fiscal year	$(1,726,726)	$(1,447,991)	$(1,283,438)	$(983,412)
Add pension value attributable to current years’ service and any change in pension value attributable to plan amendments made in the current year	$89,039	$98,261	$101,242	$17,710
Add fair value of equity compensation granted in current year – value at year-end	$1,264,907	$1,950,109	$1,840,223	$732,333
Add dividends paid on unvested shares/share units and stock options	$—	$—	$—	$—
Add/subtract change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	$225,166	$1,264,090	$7,692	$(435,834)
Add/subtract change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	$174,492	$(51,437)	$(15,572)	$121,602
Subtract fair value of forfeited awards determined at end of prior year for awards made in prior fiscal years that were forfeited during current fiscal year	$(277,856)	$—	$—	$—
Compensation Actually Paid to NEO	$3,097,370	$4,757,406	$3,326,277	$1,634,554
(2)	The non-principal executive officer (PEO) named executive officers (NEOs) reflected in columns (d) and (e) represent the following individuals for each of the years shown:
▪	2023: R. Hoglund, D. Donnley, R. Sanchez, M. Ketschke, M. Noyes
▪	2022: R. Hoglund, D. Donnley, R. Sanchez, M. Ketschke
▪	2021: R. Hoglund, D. Donnley, R. Sanchez, M. Ketschke
▪	2020: R. Hoglund, D. Donnley, R. Sanchez, M. Noyes
(3)
Pursuant to the SEC’s PvP rule, the comparison assumes $100 was invested on December 31, 2019 in the Company’s Common Stock. Historic stock price performance is not necessarily indicative of future stock performance.

(4)	Reflects after-tax net income attributable to stockholders prepared in accordance with GAAP for each of the years shown.
(5)
Adjusted EPS is the financial measure from the tabular list of Company Performance Metrics below which in the Company’s assessment represents the most important financial and non-financial performance measures used by the Company to link CAP to the Company’s CEOs and NEOs for the years shown to the Company’s performance. Adjusted EPS as used in this Proxy Statement is a non-GAAP financial measure. Please refer to Appendix B for the Reconciliation of Non-GAAP Financial Measures.

Company Selected Measure Name		Adjusted EPS
Named Executive Officers, Footnote
(2)	The non-principal executive officer (PEO) named executive officers (NEOs) reflected in columns (d) and (e) represent the following individuals for each of the years shown:
▪	2023: R. Hoglund, D. Donnley, R. Sanchez, M. Ketschke, M. Noyes
▪	2022: R. Hoglund, D. Donnley, R. Sanchez, M. Ketschke
▪	2021: R. Hoglund, D. Donnley, R. Sanchez, M. Ketschke
▪	2020: R. Hoglund, D. Donnley, R. Sanchez, M. Noyes

Adjustment To PEO Compensation, Footnote
(1)
In determining the CAP to our NEOs, the Company is required to make various adjustments to amounts that have been previously reported in the SCT in previous years, as the PvP rule’s valuation methods for this section differ from those required in the SCT. The tables below show the amounts that were deducted and added to SCT total compensation to calculate CAP. The large difference in SCT and CAP values for Mr. McAvoy in 2020 were partially driven by his retirement in December 2020, which caused prorated portions of his outstanding stock awards to be forfeited and reduced their CAP value for 2020 significantly, in addition to the large pension value differences between SCT and CAP amounts.

PEO SCT Total to CAP Reconciliation (Cawley):
PEO: Mr. Cawley	2023	2022	2021	2020
Total Compensation as reported in SCT	$16,176,871	$9,592,297	$10,342,198	$7,463,464
Subtract pension values reported in SCT	$(5,828,405)	$—	$(1,500,611)	$(4,696,808)
Subtract fair value of equity awards granted during fiscal year	$(6,661,780)	$(6,076,950)	$(5,551,295)	$(1,483,852)
Add pension value attributable to fiscal year’s service and any change in pension value attributable to plan amendments made in the fiscal year	$215,044	$164,521	$246,088	$98,552
Add fair value of equity compensation granted in fiscal year – value at year-end	$7,472,792	$8,196,063	$8,004,570	$1,081,350
Add dividends paid on unvested shares/share units and stock options	$—	$—	$—	$—
Add/subtract change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	$1,292,556	$4,122,354	$(20,396)	$(958,666)
Add/subtract change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	$(567,820)	$(47,380)	$59,986	$192,115
Subtract fair value of forfeited awards determined at end of prior fiscal year for awards made in prior fiscal years that were forfeited during current fiscal year	$—	$—	$—	$—
Compensation Actually Paid to PEO	$12,099,258	$15,950,905	$11,580,540	$1,696,155
PEO SCT Total to CAP Reconciliation (McAvoy):
PEO: Mr. McAvoy	2023	2022	2021	2020
Total Compensation as reported in SCT	N/A	N/A	N/A	$15,756,548
Subtract pension values reported in SCT	N/A	N/A	N/A	$(6,390,264)
Subtract fair value of equity awards granted during fiscal year	N/A	N/A	N/A	$(6,308,838)
Add pension value attributable to fiscal year’s service and any change in pension value attributable to plan amendments made in the fiscal year	N/A	N/A	N/A	$260,514
Add fair value of equity compensation granted in fiscal year – value at year-end	N/A	N/A	N/A	$1,532,925
Add dividends paid on unvested shares/share units and stock options	N/A	N/A	N/A	$—
Add/subtract change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	N/A	N/A	N/A	$(5,490,290)
Add/subtract change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	N/A	N/A	N/A	$1,296,661
Subtract fair value of forfeited awards determined at end of prior fiscal year for awards made in prior fiscal years that were forfeited during current fiscal year	N/A	N/A	N/A	$—
Compensation Actually Paid to PEO	N/A	N/A	N/A	$657,256

Non-PEO NEO Average Total Compensation Amount		$ 3,975,767	$ 2,944,374	$ 2,915,228	$ 2,499,992
Non-PEO NEO Average Compensation Actually Paid Amount		$ 3,097,370	4,757,406	3,326,277	1,634,554
Adjustment to Non-PEO NEO Compensation Footnote
(1)
In determining the CAP to our NEOs, the Company is required to make various adjustments to amounts that have been previously reported in the SCT in previous years, as the PvP rule’s valuation methods for this section differ from those required in the SCT. The tables below show the amounts that were deducted and added to SCT total compensation to calculate CAP. The large difference in SCT and CAP values for Mr. McAvoy in 2020 were partially driven by his retirement in December 2020, which caused prorated portions of his outstanding stock awards to be forfeited and reduced their CAP value for 2020 significantly, in addition to the large pension value differences between SCT and CAP amounts.

Average Non-PEO NEOs SCT Total to CAP Reconciliation:
Non-PEO NEOs: Average	2023	2022	2021	2020
Total Compensation as reported in SCT	$3,975,767	$2,944,374	$2,915,228	$2,499,992
Subtract pension values reported in SCT	$(627,419)	$—	$(239,098)	$(317,837)
Subtract fair value of equity awards granted during fiscal year	$(1,726,726)	$(1,447,991)	$(1,283,438)	$(983,412)
Add pension value attributable to current years’ service and any change in pension value attributable to plan amendments made in the current year	$89,039	$98,261	$101,242	$17,710
Add fair value of equity compensation granted in current year – value at year-end	$1,264,907	$1,950,109	$1,840,223	$732,333
Add dividends paid on unvested shares/share units and stock options	$—	$—	$—	$—
Add/subtract change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	$225,166	$1,264,090	$7,692	$(435,834)
Add/subtract change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	$174,492	$(51,437)	$(15,572)	$121,602
Subtract fair value of forfeited awards determined at end of prior year for awards made in prior fiscal years that were forfeited during current fiscal year	$(277,856)	$—	$—	$—
Compensation Actually Paid to NEO	$3,097,370	$4,757,406	$3,326,277	$1,634,554

Compensation Actually Paid vs. Total Shareholder Return
Relationship between CAP and Company Performance
For all charts below, 2020 CEO Compensation is the sum of the amounts paid to Messrs. McAvoy and Cawley.
CAP vs. TSR
As shown in the chart below, the PEO and other NEOs’ CAP amounts are directionally aligned with the Company’s TSR. The Company’s lower TSR in 2020 relative to the S&P 500 Utilities Index aligned with lower CAP for the PEO and NEOs, while stronger performance in 2021 and 2022 aligned with higher CAP. A decrease in 2023 TSR relative to 2022 aligned with a decrease in CAP for the PEO and NEOs.
Relative TSR, which is identified in the Tabular List of Company Performance Metrics above, is an important financial performance measure used by the Company to link compensation to performance. It is a performance metric used in the Company’s long-term equity incentive awards, with a weighting of 50% for performance unit awards, which constitute the majority of equity-based compensation granted to the PEO and other NEOs. The relative TSR peer group used in the Company’s performance unit awards and the compensation peer group presented in the Pay Versus Performance Table are substantially similar. For further information regarding the Company’s relative TSR peer group, please refer to the “Competitive Positioning—Attraction and Retention” section of this Proxy Statement.

Compensation Actually Paid vs. Net Income
Relationship between CAP and Company Performance
For all charts below, 2020 CEO Compensation is the sum of the amounts paid to Messrs. McAvoy and Cawley.
CAP vs. GAAP Net Income
The Company’s GAAP Net Income performance increased in 2021 and 2022 aligning directionally with higher CAP. It increased again in 2023, in part due to the impact of a one-time gain on the sale of the Clean Energy Business and CAP decreased.

Compensation Actually Paid vs. Company Selected Measure
Relationship between CAP and Company Performance
For all charts below, 2020 CEO Compensation is the sum of the amounts paid to Messrs. McAvoy and Cawley.
CAP vs. Company Selected Measure
Adjusted EPS (non-GAAP) growth from 2020-2022 years aligned directionally with CAP at higher levels. Adjusted EPS also grew in 2023, while CAP decreased. Adjusted EPS is not determined in accordance with GAAP. Information on how the Company calculates Adjusted EPS is disclosed in Appendix B.

Total Shareholder Return Vs Peer Group
Relationship between CAP and Company Performance
For all charts below, 2020 CEO Compensation is the sum of the amounts paid to Messrs. McAvoy and Cawley.
CAP vs. TSR
As shown in the chart below, the PEO and other NEOs’ CAP amounts are directionally aligned with the Company’s TSR. The Company’s lower TSR in 2020 relative to the S&P 500 Utilities Index aligned with lower CAP for the PEO and NEOs, while stronger performance in 2021 and 2022 aligned with higher CAP. A decrease in 2023 TSR relative to 2022 aligned with a decrease in CAP for the PEO and NEOs.
Relative TSR, which is identified in the Tabular List of Company Performance Metrics above, is an important financial performance measure used by the Company to link compensation to performance. It is a performance metric used in the Company’s long-term equity incentive awards, with a weighting of 50% for performance unit awards, which constitute the majority of equity-based compensation granted to the PEO and other NEOs. The relative TSR peer group used in the Company’s performance unit awards and the compensation peer group presented in the Pay Versus Performance Table are substantially similar. For further information regarding the Company’s relative TSR peer group, please refer to the “Competitive Positioning—Attraction and Retention” section of this Proxy Statement.

Tabular List, Table
Most Important Financial Performance Measures
The list below represents the Company’s most important measures used to link compensation to performance:
Company Performance Metrics(1)
Relative TSR
Adjusted EPS
Adjusted Net Income
Operating Objectives
Operating Budget
Capital Budget
(1)
For further information regarding these Company performance metrics and their function in the Company’s executive compensation program, please see the “Compensation Discussion and Analysis” section of this Proxy Statement.

Total Shareholder Return Amount		$ 116.72	118.04	102.07	83.01
Peer Group Total Shareholder Return Amount		111.59	120.09	118.24	100.48
Net Income (Loss)		$ 2,519,000,000	$ 1,660,000,000	$ 1,346,000,000	$ 1,101,000,000
Company Selected Measure Amount | $ / shares		5.07	4.57	4.39	4.18
PEO Name	Mr. Cawley	Mr. Cawley	Mr. Cawley	Mr. Cawley		Mr. McAvoy
Measure:: 1
Pay vs Performance Disclosure
Name		Relative TSR
Measure:: 2
Pay vs Performance Disclosure
Name		Adjusted EPS
Non-GAAP Measure Description
(5)
Adjusted EPS is the financial measure from the tabular list of Company Performance Metrics below which in the Company’s assessment represents the most important financial and non-financial performance measures used by the Company to link CAP to the Company’s CEOs and NEOs for the years shown to the Company’s performance. Adjusted EPS as used in this Proxy Statement is a non-GAAP financial measure. Please refer to Appendix B for the Reconciliation of Non-GAAP Financial Measures.

Measure:: 3
Pay vs Performance Disclosure
Name		Adjusted Net Income
Measure:: 4
Pay vs Performance Disclosure
Name		Operating Objectives
Measure:: 5
Pay vs Performance Disclosure
Name		Operating Budget
Measure:: 6
Pay vs Performance Disclosure
Name		Capital Budget
Mr. Cawley [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 16,176,871	$ 9,592,297	$ 10,342,198	$ 7,463,464
PEO Actually Paid Compensation Amount		12,099,258	15,950,905	11,580,540	1,696,155
Mr. McAvoy [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					15,756,548
PEO Actually Paid Compensation Amount					657,256
PEO | Mr. Cawley [Member] | Pension Values Reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(5,828,405)	0	(1,500,611)	(4,696,808)
PEO | Mr. Cawley [Member] | Fair Value of Equity Awards Granted During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(6,661,780)	(6,076,950)	(5,551,295)	(1,483,852)
PEO | Mr. Cawley [Member] | Pension Value Attributable to Fiscal Year’s Service and Any Change in Pension Value Attributable to Plan Amendments Made in the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		215,044	164,521	246,088	98,552
PEO | Mr. Cawley [Member] | Fair Value of Equity Compensation Granted in Fiscal Year – Value at Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		7,472,792	8,196,063	8,004,570	1,081,350
PEO | Mr. Cawley [Member] | Dividends Paid on Unvested Shares/Share Units and Stock Options [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	0
PEO | Mr. Cawley [Member] | Change in Fair Value from End of Prior Fiscal Year to End of Current Fiscal Year for Awards Made in Prior Fiscal Years that were Unvested at End of Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,292,556	4,122,354	(20,396)	(958,666)
PEO | Mr. Cawley [Member] | Change in Fair Value from End of Prior Fiscal Year to Vesting Date for Awards Made in Prior Fiscal Years that Vested During Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(567,820)	(47,380)	59,986	192,115
PEO | Mr. Cawley [Member] | Fair Value of Forfeited Awards Determined at End of Prior Fiscal Year for Awards Made in Prior Fiscal Years that were Forfeited During Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	0
PEO | Mr. McAvoy [Member] | Pension Values Reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(6,390,264)
PEO | Mr. McAvoy [Member] | Fair Value of Equity Awards Granted During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(6,308,838)
PEO | Mr. McAvoy [Member] | Pension Value Attributable to Fiscal Year’s Service and Any Change in Pension Value Attributable to Plan Amendments Made in the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					260,514
PEO | Mr. McAvoy [Member] | Fair Value of Equity Compensation Granted in Fiscal Year – Value at Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					1,532,925
PEO | Mr. McAvoy [Member] | Dividends Paid on Unvested Shares/Share Units and Stock Options [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Mr. McAvoy [Member] | Change in Fair Value from End of Prior Fiscal Year to End of Current Fiscal Year for Awards Made in Prior Fiscal Years that were Unvested at End of Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(5,490,290)
PEO | Mr. McAvoy [Member] | Change in Fair Value from End of Prior Fiscal Year to Vesting Date for Awards Made in Prior Fiscal Years that Vested During Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					1,296,661
PEO | Mr. McAvoy [Member] | Fair Value of Forfeited Awards Determined at End of Prior Fiscal Year for Awards Made in Prior Fiscal Years that were Forfeited During Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
Non-PEO NEO | Pension Values Reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(627,419)	0	(239,098)	(317,837)
Non-PEO NEO | Fair Value of Equity Awards Granted During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,726,726)	(1,447,991)	(1,283,438)	(983,412)
Non-PEO NEO | Pension Value Attributable to Fiscal Year’s Service and Any Change in Pension Value Attributable to Plan Amendments Made in the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		89,039	98,261	101,242	17,710
Non-PEO NEO | Fair Value of Equity Compensation Granted in Fiscal Year – Value at Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,264,907	1,950,109	1,840,223	732,333
Non-PEO NEO | Dividends Paid on Unvested Shares/Share Units and Stock Options [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	0
Non-PEO NEO | Change in Fair Value from End of Prior Fiscal Year to End of Current Fiscal Year for Awards Made in Prior Fiscal Years that were Unvested at End of Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		225,166	1,264,090	7,692	(435,834)
Non-PEO NEO | Change in Fair Value from End of Prior Fiscal Year to Vesting Date for Awards Made in Prior Fiscal Years that Vested During Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		174,492	(51,437)	(15,572)	121,602
Non-PEO NEO | Fair Value of Forfeited Awards Determined at End of Prior Fiscal Year for Awards Made in Prior Fiscal Years that were Forfeited During Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (277,856)	$ 0	$ 0	$ 0